Other Expenses (Other Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Compensation	$ 4,938	$ 4,894	$ 5,108
Pension, postretirement and postemployment benefit costs	400	473	488
Commissions	4,517	5,153	5,428
Volume-related costs	1,002	859	842
Capitalization of DAC	(3,837)	(4,183)	(4,786)
Amortization of DAC and VOBA	3,936	4,132	3,550
Amortization of negative VOBA	(361)	(442)	(579)
Interest expense on debt	1,208	1,216	1,282
Premium taxes, licenses and fees	766	801	658
Professional services	1,511	1,457	1,454
Rent and related expenses, net of sublease income	328	361	376
Other	2,361	2,370	2,781
Total other expenses	$ 16,769	$ 17,091	$ 16,602